Consolidated Statements of Equity - USD ($)	Total	Illinois Winds LLC	Redeemable Common Shares, Common Class Earnout	Redeemable common shares	Additional Paid-In-Capital, Redeemable Common Shares, Common Class Earnout	Additional paid-in capital - redeemable common shares	Class EO	Redeemable noncontrolling interests	Class P-I	Redeemable Common Shares, Common Class of P-I	Additional Paid-In-Capital, Redeemable Common Shares, Class of P-I	Common Stock	Common Stock Class EO	Common Stock Class P-I	Additional paid-in capital	Additional paid-in capital Class EO	Additional paid-in capital Class P-I	Accumulated deficit	Accumulated deficit Class P-I	Accumulated other comprehensive income	Noncontrolling interests	Noncontrolling interests Illinois Winds LLC
Redeemable common shares, beginning balance (in shares) at Dec. 31, 2022				0
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2022				$ 0		$ 0		$ 2,034,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Shareholder distributions						4,000
Distributions to noncontrolling interests								(674,000)
Earnout Share participation reclassification to temporary equity (in shares)				131,000						742,000
Earnout Share participation reclassification to temporary equity						1,085,000				$ 1,000	$ 6,156,000
Net income (loss)								819,000
Redeemable common shares, ending balance (in shares) at Dec. 31, 2023				873,000
Redeemable noncontrolling interests, ending balance at Dec. 31, 2023				$ 1,000		7,245,000		2,179,000
Beginning balance (in shares) at Dec. 31, 2022												198,044,000
Total equity, beginning balance at Dec. 31, 2022	$ 1,788,681,000											$ 198,000			$ 1,763,061,000			$ (114,680,000)		$ 56,094,000	$ 84,008,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares under distribution reinvestment plan (in shares)												2,636,000
Issuance of common shares under distribution reinvestment plan	22,493,000											$ 3,000			22,490,000
Repurchases of common shares (in shares)												(5,811,000)
Repurchases of common shares	(50,883,000)											$ (6,000)			(50,877,000)
Proceeds from shares transferred (in shares)												(1,000)
Deferred shareholder servicing fees	(2,784,000)																	(2,784,000)
Shareholder distributions	(109,993,000)																	(109,993,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(10,162,000)																			(10,162,000)
Contributions from noncontrolling interests, net	144,860,000																				144,860,000
Distributions to noncontrolling interests	(15,748,000)																				(15,748,000)
ITC sales proceeds attributable to noncontrolling interests	0
Buyout of noncontrolling interests	(864,000)														757,000						(1,621,000)
Earnout Share participation (in shares)												3,730,000
Earnout Share participation	32,790,000											$ 4,000			32,786,000
Reclassification of participating Earnout Shares to temporary equity (in shares)												(131,000)		(742,000)
Earnout Share participation reclassification to temporary equity	(1,085,000)								$ (6,156,000)					$ (1,000)	(1,139,000)		$ (6,504,000)	54,000	$ 349,000
Other noncontrolling interest activity	(689,000)																				(689,000)
Share-based compensation expense (in shares)												22,000
Share-based compensation expense	9,486,000														9,486,000
Net income (loss)	(176,406,000)																	(79,471,000)			(96,935,000)
Ending balance (in shares) at Dec. 31, 2023												197,749,000
Total equity, ending balance at Dec. 31, 2023	$ 1,623,540,000											$ 198,000			1,770,060,000			(306,525,000)		45,932,000	113,875,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchases of common shares (in shares)				(428,000)
Repurchases of common shares				$ (1,000)		(3,516,000)
Shareholder distributions						(75,000)
Distributions to noncontrolling interests								(321,000)
Buyout of noncontrolling interests								(179,000)
Earnout Share participation reclassification to temporary equity (in shares)			11,000
Earnout Share participation reclassification to temporary equity					$ 92,000
Class P-I Share reclassification to permanent equity (in shares)			(85,000)							(371,000)
Class P-I Share reclassification to permanent equity					$ (656,000)						$ (3,090,000)
Net income (loss)								31,000
Redemption value adjustment for redeemable noncontrolling interest								141,000
Redeemable common shares, ending balance (in shares) at Dec. 31, 2024				0
Redeemable noncontrolling interests, ending balance at Dec. 31, 2024				$ 0		0		1,851,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares under distribution reinvestment plan (in shares)	868,000						0		390,000			868,000
Issuance of common shares under distribution reinvestment plan	$ 7,056,000											$ 1,000			7,055,000
Repurchases of common shares (in shares)	(844,000)						(57,000)		(561,000)			(416,000)
Repurchases of common shares	$ (3,339,000)														(3,339,000)
Deferred shareholder servicing fees	825,000																	825,000
Shareholder distributions	(36,573,000)																	(36,573,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(10,995,000)																			(10,995,000)
Contributions from noncontrolling interests, net	83,932,000	$ 116,191,000																			83,932,000	$ 116,191,000
Decrease from deconsolidation	(116,017,000)																				(116,017,000)
Distributions to noncontrolling interests	(19,189,000)																				(19,189,000)
ITC sales proceeds attributable to noncontrolling interests	0
Buyout of noncontrolling interests	(563,000)														(449,000)						(114,000)
Earnout Share participation (in shares)												323,000
Earnout Share participation	2,660,000														2,660,000
Reclassification of participating Earnout Shares to temporary equity (in shares)													(11,000)
Earnout Share participation reclassification to temporary equity							$ (92,000)									$ (92,000)
Reclassifications of temporary equity to permanent (in shares)													85,000	371,000
Reclassifications of temporary equity to permanent							$ 656,000		$ 3,090,000							$ 656,000	$ 3,090,000
Share-based compensation expense (in shares)												25,000
Share-based compensation expense	(4,003,000)														(4,003,000)
Issuance of shares related to share-based compensation (in shares)												332,000
Shares withheld related to net share settlement of equity awards	(1,880,000)														(1,880,000)
Net income (loss)	(305,940,000)																	(242,300,000)			(63,640,000)
Redemption value adjustment for redeemable noncontrolling interest	$ (141,000)																	(160,000)			19,000
Ending balance (in shares) at Dec. 31, 2024	199,326,000											199,326,000
Total equity, ending balance at Dec. 31, 2024	$ 1,339,218,000											$ 199,000			1,773,758,000			(584,733,000)		34,937,000	115,057,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests								74,000
Redeemable noncontrolling interests, ending balance at Jun. 30, 2025								1,777,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)												(194,000)
Repurchases of common shares	(1,427,000)														(1,427,000)
Deferred shareholder servicing fees	1,000																	1,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(2,823,000)																			(2,823,000)
Contributions from noncontrolling interests, net	12,172,000																				12,172,000
Distributions to noncontrolling interests	(22,135,000)																				(22,135,000)
Buyout of noncontrolling interests	(2,614,000)														4,309,000						(6,923,000)
Share-based compensation expense (in shares)												(3,000)
Share-based compensation expense	4,687,000														2,855,000						1,832,000
Net income (loss)	(76,307,000)																	(49,254,000)			(27,053,000)
Ending balance (in shares) at Jun. 30, 2025												199,129,000
Total equity, ending balance at Jun. 30, 2025	$ 1,250,772,000											$ 199,000			1,779,495,000			(633,986,000)		32,114,000	72,950,000
Redeemable common shares, beginning balance (in shares) at Dec. 31, 2024				0
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2024				$ 0		$ 0		1,851,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests								(149,000)
Buyout of noncontrolling interests								(1,825,000)
Net income (loss)								123,000
Redeemable noncontrolling interests, ending balance at Dec. 31, 2025								0
Beginning balance (in shares) at Dec. 31, 2024	199,326,000											199,326,000
Total equity, beginning balance at Dec. 31, 2024	$ 1,339,218,000											$ 199,000			1,773,758,000			(584,733,000)		34,937,000	115,057,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)	(421,000)						0		(158,000)			(421,000)
Repurchases of common shares	$ (2,463,000)														(2,463,000)
Proceeds from shares transferred (in shares)												(6,000)
Deferred shareholder servicing fees	2,120,000																	2,120,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(8,390,000)																			(8,390,000)
Contributions from noncontrolling interests, net	56,049,000																				56,049,000
Distributions to noncontrolling interests	(19,318,000)																				(19,318,000)
Noncontrolling interests transferred due to sale of projects	(25,530,000)																				(25,530,000)
ITC sales proceeds attributable to noncontrolling interests	45,378,000																				45,378,000
ITC sales proceeds distributed to noncontrolling interests	(42,989,000)																				(42,989,000)
Buyout of noncontrolling interests	(1,748,000)														1,484,000						(3,232,000)
Reclassifications of temporary equity to permanent									$ 3,100,000
Share-based compensation expense (in shares)												480,000
Share-based compensation expense	11,412,000														9,351,000						2,061,000
Shares withheld related to net share settlement of equity awards	(2,827,000)														(2,827,000)
Net income (loss)	$ (215,012,000)																	(194,645,000)			(20,367,000)
Ending balance (in shares) at Dec. 31, 2025	199,379,000											199,379,000
Total equity, ending balance at Dec. 31, 2025	$ 1,135,900,000											$ 199,000			1,779,303,000			(777,258,000)		26,547,000	107,109,000
Redeemable noncontrolling interests, beginning balance at Mar. 31, 2025								1,851,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests								74,000
Redeemable noncontrolling interests, ending balance at Jun. 30, 2025								1,777,000
Beginning balance (in shares) at Mar. 31, 2025												199,176,000
Total equity, beginning balance at Mar. 31, 2025	1,297,962,000											$ 199,000			1,774,330,000			(600,317,000)		33,690,000	90,060,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)												(55,000)
Repurchases of common shares	(256,000)														(256,000)
Deferred shareholder servicing fees	(1,000)																	(1,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(1,576,000)																			(1,576,000)
Contributions from noncontrolling interests, net	10,040,000																				10,040,000
Distributions to noncontrolling interests	(18,324,000)																				(18,324,000)
Buyout of noncontrolling interests	(2,614,000)														4,309,000						(6,923,000)
Share-based compensation expense (in shares)												8,000
Share-based compensation expense	1,194,000														1,112,000						82,000
Net income (loss)	(35,653,000)																	(33,668,000)			(1,985,000)
Ending balance (in shares) at Jun. 30, 2025												199,129,000
Total equity, ending balance at Jun. 30, 2025	$ 1,250,772,000											$ 199,000			1,779,495,000			(633,986,000)		32,114,000	72,950,000
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2025								0
Beginning balance (in shares) at Dec. 31, 2025	199,379,000											199,379,000
Total equity, beginning balance at Dec. 31, 2025	$ 1,135,900,000											$ 199,000			1,779,303,000			(777,258,000)		26,547,000	107,109,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)	(53,000)						0		(11,000)
Ending balance (in shares) at Mar. 31, 2026												199,331,000
Total equity, ending balance at Mar. 31, 2026	$ 1,104,554,000											$ 199,000			1,786,346,000			(804,276,000)		25,752,000	96,533,000
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2025								$ 0
Beginning balance (in shares) at Dec. 31, 2025	199,379,000											199,379,000
Total equity, beginning balance at Dec. 31, 2025	$ 1,135,900,000											$ 199,000			1,779,303,000			(777,258,000)		26,547,000	107,109,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)												(105,000)
Repurchases of common shares	(482,000)														(482,000)
Deferred shareholder servicing fees	46,000																	46,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(1,589,000)																			(1,589,000)
Distributions to noncontrolling interests	(6,370,000)																				(6,370,000)
Buyout of noncontrolling interests	(2,030,000)														5,452,000						(7,482,000)
Share-based compensation expense (in shares)												10,000
Share-based compensation expense	4,469,000														4,318,000						151,000
Net income (loss)	$ (65,274,000)																	(16,006,000)			(49,268,000)
Ending balance (in shares) at Jun. 30, 2026	199,284,000											199,284,000
Total equity, ending balance at Jun. 30, 2026	$ 1,064,432,000											$ 199,000			1,788,591,000			(793,218,000)		24,958,000	43,902,000
Beginning balance (in shares) at Mar. 31, 2026												199,331,000
Total equity, beginning balance at Mar. 31, 2026	$ 1,104,554,000											$ 199,000			1,786,346,000			(804,276,000)		25,752,000	96,533,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares under distribution reinvestment plan (in shares)	0						0		0
Repurchases of common shares (in shares)	(52,000)						0		(11,000)			(52,000)
Repurchases of common shares	$ (278,000)														(278,000)
Deferred shareholder servicing fees	(262,000)																	(262,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(794,000)																			(794,000)
Distributions to noncontrolling interests	(3,811,000)																				(3,811,000)
Share-based compensation expense (in shares)												5,000
Share-based compensation expense	2,599,000														2,523,000						76,000
Net income (loss)	$ (37,760,000)																	11,320,000			(49,080,000)
Ending balance (in shares) at Jun. 30, 2026	199,284,000											199,284,000
Total equity, ending balance at Jun. 30, 2026	$ 1,064,432,000											$ 199,000			$ 1,788,591,000			$ (793,218,000)		$ 24,958,000	$ 43,902,000